FIRST EAGLE FUNDS

First Eagle Global Fund
First Eagle Overseas Fund
First Eagle U.S. Value Fund
First Eagle Gold Fund
First Eagle Global Income Builder Fund
First Eagle High Yield Fund
First Eagle Fund of America

1345 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10105
(800) 334-2143

SUPPLEMENT DATED OCTOBER 15, 2019
TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2019,
AS SUPPLEMENTED

This Supplement is intended to highlight certain changes to the Statement of Additional Information dated March 1, 2019, as may be amended or supplemented. Please review these matters carefully.

Appointment of Mehdi Mahmud to the Trust’s Board of Trustees

On September 12, 2019, the Board of Trustees of First Eagle Funds (the “Trust”) approved the appointment of Mr. Mehdi Mahmud to serve as a Trustee on the Board of Trustees. Mr. Mahmud is also (since June 2017) President of the Trust and of First Eagle Variable Funds, President and Chief Executive Officer of First Eagle Investment Management, LLC (the “Adviser”), Director of First Eagle Amundi and Chief Executive Officer and President of First Eagle Private Credit, LLC. Previously, Mr. Mahmud was Chairman and Chief Executive Officer of Jennison Associates LLC.

Appointment of Jean-Marie Eveillard as Trustee Emeritus and Resignation of Jean-Marie Eveillard from the Trust’s Board of Trustees

At the same time, the Board of Trustees also approved the appointment of Mr. Jean-Marie Eveillard to serve as a Trustee Emeritus and accepted his resignation as a Trustee (a position he had held since June 2008). As a Trustee Emeritus, Mr. Eveillard will be a non-voting member of the Board, serving initially for a two-year term. Since March 2009, Mr. Eveillard also has been a Senior Advisor to the Adviser. Mr. Eveillard was formerly Senior Vice President of the Adviser and a Portfolio Manager of each of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Variable Funds (1979-2004; March 2007-March 2009).

To reflect Messrs. Mahmud’s and Eveillard’s new roles, the following information is included (and if inconsistent, replaces) the information included in the sections entitled “Management of the Trust—Interested Trustees,” “Management of the Trust—Trustee Qualifications,” “Management of the Trust—Compensation of Trustees and Officers—Trustee Compensation Table” and “Management of the Trust—Additional Information Regarding the Trustees.” This information is provided as of October 15, 2019.

The following replaces the information included in the section entitled “Management of the Trust—Interested Trustees” on page 32 of the Statement of Additional Information:

INTERESTED TRUSTEES(1)

Name, Address and Age	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee During Past Five (5) Years
John P. Arnhold 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	Trustee	December 1999 to present	Director, First Eagle Holdings, Inc.; Managing Member, Arnhold LLC; prior to July 2017, Director, First Eagle Investment Management LLC; President, First Eagle Funds; President, First Eagle Variable Funds; Director, FEF Distributors, LLC; prior to March 2016, Co-President and Co-CEO First Eagle Holdings, Inc.; CIO and Chairman, First Eagle Investment Management, LLC; CEO and Chairman, FEF Distributors, LLC	8

Trustee, First Eagle Variable Funds (1 portfolio); Chairman and Director, Arnhold Ceramics; Director, The Arnhold Foundation; Director, The Mulago Foundation; Director, WNET.org; Trustee Emeritus, Trinity Episcopal Schools Corp.; Trustee, Jazz at Lincoln Center; Life Trustee, International Tennis Hall of Fame; Member, Investment Committee of the USTA; Managing Member, New Eagle Holdings Management Company, LLC; Trustee, UC Santa Barbara Foundation; prior to January 2018, Director, First Eagle Amundi; prior to June 2016, Trustee, Vassar College; Director, Conservation International

Mehdi Mahmud 1345 Avenue of the Americas New York, New York 10105 (born September 1972)	Trustee	September 2019 to present	President and Chief Executive Officer, First Eagle Investment Management, LLC; President, First Eagle Funds and First Eagle Variable Funds; prior to March 2016, Chairman and Chief Executive Officer, Jennison Associates LLC	8	Trustee; First Eagle Variable Funds (1 portfolio); Director, First Eagle Amundi

(1)	Each of Messrs. Arnhold and Mahmud is treated as an Interested Trustee because of the professional roles each holds or has held with the Adviser.

(2)	The term of office of each Interested Trustee is indefinite.

*  *  *

The following information is hereby added to the section entitled “Management of the Trust—Trustee Qualifications” following the introductory phrase “The following summarizes the experience and qualifications of the Trustees:” beginning on page 37 of the Statement of Additional Information:

Mr. Mehdi Mahmud. Mr. Mahmud has significant executive and investment management experience. Currently, Mr. Mahmud serves as the President and Chief Executive Officer of First Eagle Investment Management, LLC, and President of First Eagle Funds and First Eagle Variable Funds. Prior to that, Mr. Mahmud was Chief Executive Officer and Chairman of the Board of Directors of Jennison Associates LLC. Prior to these roles, he held several senior management positions at

Jennison relating to product and business strategy, investment supervision of the firm’s value, small-cap, opportunistic and income-equity capabilities, and oversight of key support areas including institutional, retail and sub-advisory client activities. He has also served in a variety of investment management roles at JP Morgan Investment Management and Credit Suisse Asset Management.

The description of Mr. Eveillard’s qualifications in the section entitled “Management of the Trust—Trustee Qualifications” following the introductory phrase “The following summarizes the experience and qualifications of the Trustees:” on page 38 of the Statement of Additional Information is hereby deleted.

*  *  *

The following section is hereby added immediately following the section referenced above:

Trustee Emeritus

The Board has created a position of Trustee Emeritus, whereby an incumbent Trustee, in the sole discretion of the Board, may serve as Trustee Emeritus for an initial and renewable two-year term.

A Trustee Emeritus receives no compensation, but will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings (such reimbursements in Mr. Eveillard’s case to be expenses of the Adviser). A Trustee Emeritus will continue to receive relevant materials concerning the Funds, will be invited to attend regularly scheduled quarterly meetings of the Board each year and will be available to consult with the Committees or its representatives at reasonable times upon request. A Trustee Emeritus does not have any voting rights at Board meetings, is not considered to be a Trustee under either the 1940 Act or Delaware law, and is not subject to election by shareholders of the Funds.

The following summarizes the experience and qualifications of the Trustee Emeritus:

Mr. Jean-Marie Eveillard. Mr. Eveillard has significant portfolio management experience. Currently serving as a Senior Advisor with First Eagle Investment Management, LLC, he was the portfolio manager of Global Fund, Overseas Fund, U.S. Value Fund and Gold Fund from 1979-2004 and again from 2007-2009. Mr. Eveillard has been recognized in the press and by mutual fund ranking organizations as a leading value investor and is the recipient of multiple lifetime achievement awards for his service to the field and long-term record of investment performance. Mr. Eveillard also serves on the board of a French investment advisory firm, a South African money management firm, and various charitable institutions.

*  *  *

The following is added to the information included in the section entitled “Management of the Trust—Compensation of Trustees and Officers—Trustee Compensation Table” beginning on page 39 of the Statement of Additional Information:

Trustee Compensation Table
Fiscal Year Ended October 31, 2018

Name of Person, Position	Aggregate Compensation Paid or Owed from Registrant	Total Compensation Paid or Owed from Registrant and Fund Complex Paid to Trustees
Mehdi Mahmud, Trustee*	$—	$—

*	Interested Trustee. Mr. Mahmud was appointed effective September 2019. He is not compensated by the Trust for his services.

*  *  *

The following is added to the information included in the section entitled “Management of the Trust—Additional Information Regarding the Trustees” on page 40 of the Statement of Additional Information:

INTERESTED TRUSTEES

Name	Dollar Range of Equity Securities in Global Fund	Dollar Range of Equity Securities in Overseas Fund	Dollar Range of Equity Securities in U.S. Value Fund	Dollar Range of Equity Securities in Gold Fund	Dollar Range of Equity Securities in Global Income Builder Fund	Dollar Range of Equity Securities in High Yield Fund	Dollar Range of Equity Securities in First Eagle Fund of America	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee
Mehdi Mahmud*	E	E	E	E	A	E	E	E

*	Mr. Mahmud was appointed effective September 2019.

*  *  *  *

The information in this Supplement modifies the First Eagle Funds’ Statement of Additional Information dated March 1, 2019, as supplemented. In particular, and without limitation, the information contained in this Supplement replaces information contained in the section of the Statement of Additional Information entitled “Management of the Trust” appearing on pages 30 to 46.